Sales Revenue (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Sales revenue	€ 12,025,000	€ 6,130,000	€ 4,138,000
Revenue, percentage	97.00%	48.00%
Sale of products, percentage	425.00%
Sale of products	€ 6,300,000	€ 1,200,000
Down payments		40,000	70,000
Maruho [Member]
Statement Line Items [Line Items]
Sales revenue	1,400,000	1,200,000	0
Germany [Member]
Statement Line Items [Line Items]
Sales revenue	€ 2,700,000	€ 2,500,000	3,000,000
Revenue, percentage	8.00%	17.00%
European [Member]
Statement Line Items [Line Items]
Sales revenue	€ 1,600,000	€ 1,300,000	€ 1,000,000
Revenue, percentage	33.00%	20.00%
USA [Member]
Statement Line Items [Line Items]
Sale of products		€ 1,200,000